NON-CONTROLLING INTEREST (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Noncontrolling Interest [Abstract]
SCHEDULE OF NON CONTROLLING INTEREST

	September 30, 2024		December 31, 2023
Net loss Subsidiary	$	n/a	$(333,630)
Net loss attributable to the non-controlling interest		n/a	90,258
Net loss affecting Bioxytran		n/a	(243,372)

Accumulated losses		n/a	(3,927,917)
Accumulated losses attributable to the non-controlling interest		n/a	841,836
Accumulated losses affecting Bioxytran		n/a	(3,086,081)

Net equity non-controlling interest	$	n/a	$(680,886)

	December 31, 2023	December 31, 2022
Net loss Subsidiary	$(333,630)	$(817,151)
Net loss attributable to the non-controlling interest	90,258	193,372
Net loss affecting Bioxytran	(243,372)	(623,780)

Accumulated losses	(3,927,917)	(3,594,287)
Accumulated losses attributable to the non-controlling interest	841,836	751,578
Accumulated losses affecting Bioxytran	(3,086,081)	(2,842,709)

Net equity non-controlling interest	$(680,886)	$(590,628)